Income Taxes	12 Months Ended
Dec. 31, 2020
Income taxes paid (refund) [abstract]
Income taxes

17. Income taxes

The reconciliation of income tax expense for the years ended December 31, 2020 and 2019 consists of the following:

	2020	2019
	$	$
Loss from continuing operations before income taxes	(28,452,232)	(34,080,963)
Statutory federal and provincial tax rate	26.50%	26.50%
Income tax recovery at the statutory tax rate	(7,539,841)	(9,031,455)
Permanent differences	2,235,657	5,866,153
Book to filing adjustments	(1,545,244)	4,765,959
Share issuance cost booked directly to equity	(584,538)	—
Foreign exchange	(370,457)	—
Change in tax benefits not recognized	7,804,423	(1,600,657)
	—	—

Deferred taxes reflect the tax effects of temporary differences that arise due to the differences between the income tax values and the carrying amount of assets and liabilities. Deferred tax liabilities as at December 31, 2020 and 2019 are comprised of the following:

	2020	2019
	$	$
Other investments	—	(126,461)
Capital losses carried forward	—	126,461
Total	—	—

Deferred tax assets have not been recognized in respect of the following temporary differences as at December 31, 2020 and 2019:

	2020	2019
	$	$
Non-capital losses - Canada	44,897,393	20,703,137
Net-operating loss - US	5,032,915	206,480
Unrealized foreign exchange loss	94,733	—
Share-issuance costs	3,419,003	879,959
Capital losses carried forward	—	263,666
Other investments	4,449,544	968,811
IFRS 16	125,962	—
Property, plant and equipment	88,248	30,290
Total	58,107,798	23,052,343

The Company's Canadian non-capital income tax losses expire as follows:

$
2032	26,982
2033	114,405
2034	144,411
2035	65,782
2036	689,676
2037	2,677,789
2038	6,092,686
2039	11,415,413
2040	23,670,249
44,897,393

The company has cumulative United States federal net operating loss carryforwards of approximately $5.03M which will start to expire in 2032. Utilization of net operating loss carryforwards may be subject to limitations in the event of a change in ownership pursuant to IRC § 382, and similar state provisions. As a result of the acquisition of Prismic on June 28, 2019, the preacquisition net operating loss carryforwards of approximately $4.93M could be subject to IRC § 382 limitation as the acquisition could constitute a change of ownership.